17) Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share
Net earnings attributable to the Organization's common shareholders (R$ thousand)	R$ 7,560,015	R$ 10,035,723	R$ 7,916,635
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	R$ 8,276,847	R$ 10,987,300	R$ 8,667,280
Weighted average number of common shares outstanding (thousands)	4,428,587	4,428,587	4,428,587
Weighted average number of preferred shares outstanding (thousands)	4,407,728	4,407,728	4,407,728
Common shares [Member]
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 1.71	R$ 2.27	R$ 1.79
Preferred shares [Member]
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 1.88	R$ 2.49	R$ 1.97